Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,498,448.69
Previously Paid Amount	0
Total Fee Amount	897.44
Total Offset Amount	0
Net Fee	$ 897.44